Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

a)	The Partnership consolidates certain variable interest entities (or VIEs). In general, a variable interest entity is a corporation, partnership, limited-liability company, trust or any other legal structure used to conduct activities or hold assets that (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. A party that is a variable interest holder is required to consolidate a VIE if it has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The Partnership consolidated Peary Spirit LLC, which owns the newbuilding shuttle tanker, the Peary Spirit, in its consolidated financial statements effective October 1, 2010. On that date, Peary Spirit LLC became a VIE and the Partnership became its primary beneficiary upon the Partnership’s agreement to acquire all of Teekay Corporation’s interests in Peary Spirit LLC. Upon the Partnership’s acquisition of Peary Spirit LLC on August 2, 2011, which coincided with the commencement of the time-charter contract for the Peary Spirit, Peary Spirit LLC was no longer a VIE. Subsequent to the acquisition of the Peary Spirit LLC, this vessel company continues to be consolidated as we hold voting control.

b)	During 2010, an unrelated party contributed a shuttle tanker to a subsidiary of the Partnership for a 33% equity interest in the subsidiary. The non-controlling interest owner in the subsidiary holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at June 30, 2012.

c)	The Partnership may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Partnership believes that any adverse outcome, individually or in the aggregate, of any existing claims would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers or Teekay Corporation.

On November 13, 2006, the Partnership’s shuttle tanker, the Navion Hispania, collided with the Njord Bravo, an FSO unit, while preparing to load an oil cargo from the Njord Bravo. The Njord Bravo services the Njord field, which is operated by Statoil Petroleum AS (or Statoil) and is located off the Norwegian coast. At the time of the incident, Statoil was chartering the Navion Hispania from the Partnership. The Navion Hispania and the Njord Bravo both incurred damages as a result of the collision. In November 2007, Navion Offshore Loading AS (or NOL), a subsidiary of the Partnership, and two subsidiaries of Teekay Corporation were named as co-defendants in a legal action filed by Norwegian Hull Club (the hull and machinery insurers of the Njord Bravo) and various licensees in the Njord field (or the Plaintiffs). The claim sought damages for vessel repairs, expenses for a replacement vessel and other amounts related to production stoppage on the field, totaling NOK 213,000,000 (approximately $36 million). The matter was heard before the Stavanger District Court in December 2011. The court found that NOL is liable for damages to the Plaintiffs, but excluded a large part of the indirect or consequential losses from the liability. The court also found that Statoil ASA is liable for the same amount of damages to NOL. The parties have appealed the decision of the court. As a result of the judgment, as at December 31, 2011 and June 30, 2012, the Partnership has recognized a liability of NOK 76,000,000 (approximately $12.8 million, which is a reduced amount in accordance with the court’s decision to exclude a large part of the indirect or consequential losses) and a corresponding receivable from Statoil recorded in other liabilities and other assets, respectively.

The Partnership believes the likelihood of any losses relating to the claim is remote. The Partnership believes that the charter contract relating to the Navion Hispania requires that Statoil be responsible and indemnify the Partnership for all losses relating to the damage to the Njord Bravo. The Partnership and Teekay Corporation also maintain protection and indemnity insurance for damages to the Navion Hispania and insurance for collision-related costs and claims. The Partnership believes that these insurance policies will cover the costs related to this incident, including any costs not indemnified by Statoil, subject to standard deductibles. In addition, Teekay Corporation has agreed to indemnify the Partnership for any losses it may incur in connection with this incident.

d)	In June 2011, the Partnership entered into a new long-term contract with a subsidiary of BG Group plc (or BG) to provide shuttle tanker services in Brazil. The contract with BG will be serviced by four newbuilding shuttle tankers to be constructed by Samsung Heavy Industries in South Korea for a total cost of approximately $446 million (excluding capitalized interest and miscellaneous construction costs). As at June 30, 2012, payments made towards these commitments totaled $66.9 million and the remaining payments required to be made under these newbuilding contracts were $55.8 million (2012) and $323.3 million (2013). Upon their scheduled delivery in mid to late 2013, the vessels will commence operations under 10-year, fixed-rate time-charter-out contracts. The contract with BG also includes certain extension options and vessel purchase options exercisable by the charterer.

e)	On October 1, 2011, the Partnership acquired from Teekay Corporation a newbuilding shuttle tanker, the Scott Spirit, for $116.0 million. The purchase price is subject to adjustment for up to an additional $12 million based upon incremental shuttle tanker revenues above projections used for the sales price valuation generated during the two years following the acquisition (see note 3).